CitizensSelect Funds (the "Fund")

-CitizensSelect Prime Money Market Fund

-CitizensSelect Treasury Money Market Fund

Incorporated herein by reference is the definitive version of the Supplement to the above-referenced Fund's prospectuses filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 12, 2013 (SEC Accession No. 0001167368-13-000020).